CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating activities
Net loss	$ (88,441)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	20,785
Depreciation and amortization	248
Noncash lease expense	1,306
Accretion of available-for-sale marketable securities, net	861
Realized gain on sale of available-for-sale marketable securities	(39)
Realized gain on sale of property and equipment	(70)
Changes in operating assets and liabilities:
Inventory	(2,584)
Income tax receivable	810
Other receivables	102
Prepaid expenses	9,557
Accounts payable and accrued expenses	(1,020)
Operating lease liability	(1,602)
Net cash used in operating activities	(60,087)
Investing activities
Proceeds from maturities of available-for-sale marketable securities	173,484
Proceeds from redemptions of available-for-sale marketable securities, at par	20,500
Proceeds from sale of available-for-sale marketable securities	10,029
Purchases of available-for-sale marketable securities	(208,795)
Purchases of property and equipment	(39)
Proceeds from sale of property and equipment	70
Net cash provided by investing activities	(4,751)
Financing activities
Proceeds from the exercise of stock options	1,639
Proceeds from the sale of common stock under license agreement with Vifor International	44,969
Net cash (used in) provided by financing activities	46,608
Net (decrease) increase in cash, cash equivalents and restricted cash	(18,230)
Cash, cash equivalents and restricted cash at beginning of period	32,091
Cash, cash equivalents and restricted cash at end of period	$ 13,861